UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07326
Gabelli Investor Funds, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli ABC Fund
Semi-Annual Report
June 30, 2009
To Our Shareholders,
     During the second quarter of 2009, the net asset value (“NAV”) per Class AAA Share of The Gabelli ABC Fund (the “Fund”) rose 2.3%, while the Standard & Poor’s (“S&P”) 500 Index was up 15.9%. For the six month period ended June 30, 2009, the Fund was up 2.7% versus a rise of 3.2% for the S&P 500 Index.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2009.
Comparative Results

Average Annual Returns through June 30, 2009 (a)

								Since
		Year to						Inception
	Quarter	Date	1 Year	3 Year	5 Year	10 Year	15 Year	(5/14/93)
Gabelli ABC Fund
AAA Shares	2.25%	2.69%	0.40%	3.90%	5.07%	4.90%	6.77%	6.91%
Advisor Shares	2.15	2.59	0.19	3.72	4.96	4.84	6.74	6.88
S&P 500 Index	15.92	3.19	(26.20)	(8.22)	(2.24)	(2.22)	6.92	6.70
Lipper U.S. Treasury Money Market Average	0.01	0.02	0.34	2.47	2.40	2.50	3.30	3.26 (b)
In the current prospectus, the Fund’s expense ratios are 0.64% for the Class AAA Shares and 0.89% for the Advisor Class Shares. The Fund does not have a sales charge.
(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Returns would have been lower if certain expenses of the Fund had not been waived or reimbursed from April 1, 2002 through April 30, 2007. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. The Class AAA Shares net asset values per share are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.

(b)	From April 30, 1993, the date closest to the Fund’s inception for which data is available.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli ABC Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2009 through June 30, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/09	06/30/09	Ratio	Period*

The Gabelli ABC Fund
Actual Fund Return
Class AAA	$1,000.00	$1,026.90	0.63%	$3.17
Advisor Class	$1,000.00	$1,025.90	0.88%	$4.42

Hypothetical 5% Return
Class AAA	$1,000.00	$1,021.67	0.63%	$3.16
Advisor Class	$1,000.00	$1,020.43	0.88%	$4.41

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2009:
The Gabelli ABC Fund

Long Positions:
U.S. Government Obligations	86.4%
Computer Software and Services	7.3%
Health Care	6.4%
Aerospace	2.6%
Wireless Communications	2.5%
Energy and Utilities	2.5%
Entertainment	1.7%
Food and Beverage	1.2%
Financial Services	1.1%
Telecommunications	1.0%
Specialty Chemicals	0.8%
Business Services	0.6%
Automotive: Parts and Accessories	0.5%
Metals and Mining	0.4%
Diversified Industrial	0.3%
Consumer Products	0.3%
Cable and Satellite	0.2%
Electronics	0.2%
Retail	0.1%
Broadcasting	0.1%
Building and Construction	0.1%
Computer Hardware	0.1%
Mutual Funds	0.1%
Hotels and Gaming	0.0%
Agriculture	0.0%
Publishing	0.0%
Equipment and Supplies	0.0%
Aviation: Parts and Services	0.0%
Communications Equipment	0.0%
Home Furnishings	0.0%
Transportation	0.0%
Other Assets and Liabilities (Net)	(16.5)%

100.0%

Short Positions:
Forward Foreign Exchange Contracts	(0.1)%
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli ABC Fund
Schedule of Investments — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 27.9%
	Aerospace — 2.6%
160,000	Axsys Technologies Inc.†	$8,567,950	$8,582,400
30,000	Herley Industries Inc.†	298,215	329,100

		8,866,165	8,911,500

	Agriculture — 0.0%
1,500	Bunge Ltd.	90,288	90,375
300	Provimi SA	13,974	4,209

		104,262	94,584

	Automotive: Parts and Accessories — 0.5%
15,000	BERU AG	1,297,107	1,592,946
10,000	Lear Corp.†	15,550	5,000
10,000	Strattec Security Corp.	137,268	138,000

		1,449,925	1,735,946

	Aviation: Parts and Services — 0.0%
10,000	The Fairchild Corp., Cl. A†	25,652	180

	Broadcasting — 0.1%
9,000	Cogeco Inc.	175,303	164,888
4,000	Cox Radio Inc., Cl. A†	16,300	19,200
10,000	Emmis Communications Corp., Cl. A†	39,323	3,000
787	Granite Broadcasting Corp.† (a)	9,454	0
500	Liberty Media Corp. - Capital, Cl. A†	5,171	6,780
30,000	LIN TV Corp., Cl. A†	119,063	50,400
6,000	Salem Communications Corp., Cl. A†	12,311	5,760

		376,925	250,028

	Building and Construction — 0.1%
78,600	Cavalier Homes Inc.†	214,864	214,578
2,000	Centex Corp.	18,892	16,920

		233,756	231,498

	Business Services — 0.5%
600	Alliance Data Systems Corp.†	28,466	24,714
8,000	AMICAS Inc.†	21,947	22,240
11,000	Ascent Media Corp., Cl. A†	265,009	292,380
50,000	Diebold Inc.	1,749,269	1,318,000
1,000	Entrust Inc.†	1,825	1,810
500	PHH Corp.†	9,919	9,090
14,000	The Interpublic Group of Companies Inc.†	74,080	70,700

		2,150,515	1,738,934

	Cable and Satellite — 0.2%
30,000	Cablevision Systems Corp., Cl. A	652,170	582,300
32,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	314,560	170,273
845	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA, ADR	12,126	4,419

		978,856	756,992

	Computer Hardware — 0.1%
6,500	Data Domain Inc.†	156,435	216,775

	Computer Software and Services — 7.1%
1,500	Affiliated Computer Services Inc., Cl. A†	62,327	66,630
2,000	i2 Technologies Inc.†	23,260	25,100
8,000	Mentor Graphics Corp.†	70,925	43,760
5,000	Metavante Technologies Inc.†	107,690	129,300
42,000	SanDisk Corp.†	481,300	616,980
1,215,000	StorageNetworks Inc., Escrow† (a)	0	36,450
1,650,000	Sun Microsystems Inc.†	15,116,747	15,213,000
600,000	Wind River Systems Inc.†	6,876,391	6,876,000
53,000	Yahoo! Inc.†	1,514,952	829,980

		24,253,592	23,837,200

	Consumer Products — 0.1%
13,000	Harman International Industries Inc.	433,899	244,400
24,000	Heelys Inc.	99,385	47,760

		533,284	292,160

	Diversified Industrial — 0.2%
7,000	Katy Industries Inc.†	21,443	9,660
18,000	Myers Industries Inc.	290,831	149,760
284,777	National Patent Development Corp.† (b)	711,942	370,210
77,000	WHX Corp.†	1,078,000	200,200

		2,102,216	729,830

	Electronics — 0.2%
70,000	Alliance Semiconductor Corp.	242,831	22,400
15,000	Emulex Corp.†	147,171	146,700
2,000	Intel Corp.	32,660	33,100
21,000	International Rectifier Corp.†	358,789	311,010
20,000	MoSys Inc.†	76,506	33,000
2,000	Texas Instruments Inc.	34,459	42,600

		892,416	588,810

See accompanying notes to financial statements.

The Gabelli ABC Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities — 2.3%
26,000	Addax Petroleum Corp.	$1,119,464	$1,102,678
7,000	Anadarko Petroleum Corp.	285,895	317,730
42,000	Endesa SA	1,079,018	1,005,177
42,000	GDF Suez, Strips	0	59
105,000	Great Plains Energy Inc.	1,997,637	1,632,750
10,263	Mirant Corp.†	175,575	161,540
250,000	Mirant Corp., Escrow† (a)	0	0
12,000	NATCO Group Inc., Cl. A†	400,649	395,040
15,000	Northeast Utilities	269,463	334,650
56,000	NorthWestern Corp.	1,587,656	1,274,560
48,000	NRG Energy Inc.†	1,159,944	1,246,080
200	Oesterreichische Elektrizitaetswirtschafts AG, Cl. A	9,361	10,179
1,000	Origin Energy Ltd.	15,738	11,797
25,000	Progress Energy Inc., CVO† (a)	13,000	8,250
400	REpower Systems AG†	61,426	65,536
95,000	WesternZagros Resources Ltd.†	350,101	131,496

		8,524,927	7,697,522

	Entertainment — 0.5%
1,001	Chestnut Hill Ventures† (a)	3,749	33,714
4,000	Discovery Communications Inc., Cl. A†	80,563	90,200
2,500	Discovery Communications Inc., Cl. C†	41,561	51,325
10,000	Liberty Media Corp. - Entertainment, Cl. A†	167,053	267,500
132,000	Take-Two Interactive Software Inc.	2,865,955	1,250,040

		3,158,881	1,692,779

	Equipment and Supplies — 0.0%
25,000	Baldwin Technology Co. Inc., Cl. A†	59,500	25,000
60	Hexpol AB†	881	266

		60,381	25,266

	Financial Services — 1.1%
14,000	AllianceBernstein Holding LP	270,407	281,260
2,000	Argo Group International Holdings Ltd.†	52,801	56,440
1,000	Central Jersey Bancorp†	6,204	5,500
14,000	H&R Block Inc.	254,698	241,220
7,000	Legg Mason Inc.	159,122	170,660
2,200	Leucadia National Corp.†	22,128	46,398
35,000	Morgan Stanley	684,754	997,850
5,018	NewAlliance Bancshares Inc.	69,527	57,707
6,000	PNC Financial Services Group Inc.	160,540	232,860
2,000	Provident New York Bancorp	30,603	16,240
70,000	SLM Corp.†	1,227,235	718,900
14,000	TD Ameritrade Holding Corp.†	246,569	245,560
12,000	The Bank of New York Mellon Corp.	273,233	351,720
8,000	Wells Fargo & Co.	129,763	194,080
6,000	Willis Group Holdings Ltd.	173,280	154,380

		3,760,864	3,770,775

	Food and Beverage — 1.2%
29,000	Corn Products International Inc.	629,807	776,910
500	Genesee Corp., Cl. A† (a)	0	0
12,200	Genesee Corp., Cl. B† (a)	1,020	0
40,000	Grupo Continental SAB de CV	61,459	69,713
180,000	Lion Nathan Ltd.	1,479,052	1,678,163
9,000	Pernod-Ricard SA	698,790	566,517
13,000	Remy Cointreau SA	633,234	470,519
50,000	Sara Lee Corp.	448,021	488,000

		3,951,383	4,049,822

	Health Care — 6.4%
468	Allergan Inc.	27,202	22,267
6,000	ArthroCare Corp.†	100,130	64,800
6,000	Baxter International Inc.	301,559	317,760
2,900	Biogen Idec Inc.†	152,024	130,935
2,000	Boston Scientific Corp.†	20,220	20,280
270,000	Cougar Biotechnology Inc.†	11,583,281	11,599,200
17,000	Crucell NV, ADR†	331,443	409,020
6,000	Fresenius Kabi Pharmaceuticals Holding Inc., CVR†	0	1,620
44,000	I-Flow Corp.†	357,437	305,360
12,000	IMS Health Inc.	306,809	152,400
30,000	Indevus Pharmaceuticals Inc., Escrow† (a)	0	33,000
500	Mead Johnson Nutrition Co., Cl. A†	12,000	15,885
100,000	Monogram Biosciences Inc.†	452,857	453,000
200,000	Schering-Plough Corp.	4,108,157	5,024,000
2,100	UCB SA	58,272	67,228
60,000	Wyeth	2,537,610	2,723,400

		20,349,001	21,340,155

	Hotels and Gaming — 0.0%
2,000	Las Vegas Sands Corp.†	9,887	15,720
18,000	MGM Mirage†	79,135	115,020

		89,022	130,740

See accompanying notes to financial statements.

The Gabelli ABC Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

Shares/			Market
Units		Cost	Value
	COMMON STOCKS (Continued)
	Metals and Mining — 0.4%
3,000	Agnico-Eagle Mines Ltd.	$153,306	$157,440
13,000	Alcoa Inc.	117,140	134,290
3,000	Barrick Gold Corp.	87,840	100,650
12,000	Freeport-McMoRan Copper & Gold Inc.	337,359	601,320
10,000	Gold Fields Ltd., ADR	127,424	120,500
3,666	Lonmin plc	94,269	70,747
8,000	NovaGold Resources Inc.†	22,280	34,240
10,000	Royal Oak Mines Inc.† (a)	11,858	0
2,000	Uranium One Inc.†	13,955	4,591

		965,431	1,223,778

	Mutual Funds — 0.1%
30,000	KKR Private Equity Investors LP†	84,561	180,000

	Publishing — 0.0%
7,000	PagesJaunes Groupe	159,996	68,043

	Retail — 0.1%
50,000	Denny’s Corp.†	149,592	107,500
3,000	Macy’s Inc.	35,490	35,280
8,000	Pier 1 Imports Inc.†	55,180	15,920
1,000	Saks Inc.†	1,720	4,430
5,000	SUPERVALU Inc.	148,750	64,750
25,000	The Great Atlantic & Pacific Tea Co. Inc.†	239,660	106,250

		630,392	334,130

	Specialty Chemicals — 0.7%
1,000	CF Industries Holdings Inc.	72,632	74,140
1,200	Monsanto Co.	96,405	89,208
370,000	NOVA Chemicals Corp.	2,200,874	2,194,100

		2,369,911	2,357,448

	Telecommunications — 0.9%
320,000	Asia Satellite Telecommunications Holdings Ltd.	729,145	365,417
30,000	BCE Inc.	606,390	619,800
20,000	Corning Inc.	225,787	321,200
1,000	D&E Communications Inc.	10,174	10,230
2,000	Deutsche Telekom AG, ADR	23,060	23,600
18,100	FiberNet Telecom Group Inc.†	214,514	224,802
100,000	Portugal Telecom SGPS SA	1,161,970	977,933
3,000	Telegroup Inc.† (a)	32	0
7,000	Telephone & Data Systems Inc.	206,831	198,100
5,000	Verizon Communications Inc.	177,034	153,650

		3,354,937	2,894,732

	Wireless Communications — 2.5%
500	American Tower Corp., Cl. A†	7,707	15,765
979,202	Centennial Communications Corp.†	8,109,944	8,186,129
14,000	Metricom Inc.†	1,680	21
6,000	United States Cellular Corp.†	231,035	230,700
50,000	Winstar Communications Inc.† (a)	2,125	50

		8,352,491	8,432,665

	TOTAL COMMON STOCKS	97,936,177	93,582,292

	PREFERRED STOCKS — 0.1%
	Communications Equipment — 0.0%
	RSL Communications Ltd.
1,000	7.500%, Cv. Pfd.(a)(b)(c)†	93	0
2,000	7.500%, Cv. Pfd., Ser. A†(a)	185	0

		278	0

	Home Furnishings — 0.0%
8,000	O’Sullivan Industries Holdings Inc., 12.000% Pfd.† (a)	4,750	0

	Telecommunications — 0.1%
6,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	164,359	174,000

	TOTAL PREFERRED STOCKS	169,387	174,000

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
377	Federal-Mogul Corp., expire 12/27/14†	14,912	49

	Broadcasting — 0.0%
1,969	Granite Broadcasting Corp., Ser. A, expire 06/04/12†	0	10
1,969	Granite Broadcasting Corp., Ser. B, expire 06/04/12†	0	20

		0	30

	Consumer Products — 0.0%
10,396	Pillowtex Corp., expire 11/24/09† (a)	45,461	1

	TOTAL WARRANTS	60,373	80

See accompanying notes to financial statements.

The Gabelli ABC Fund
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

Principal				Market
Amount			Cost	Value
		CONVERTIBLE CORPORATE BONDS — 1.9%
		Business Services — 0.1%
$400,000		The Interpublic Group of Companies Inc., Cv., 4.250%, 03/15/23	$359,280	$357,000

		Computer Software and Services — 0.2%
1,200,000		SanDisk Corp., Cv., 1.000%, 05/15/13	675,841	759,000

		Consumer Products — 0.2%
750,000		Eastman Kodak Co., Cv., 3.375%, 10/15/33	617,377	607,500

		Diversified Industrial — 0.1%
200,000		Covanta Holding Corp., Cv., 3.250%, 06/01/14	200,000	217,250

		Entertainment — 1.2%
4,250,000		International Game Technology, Cv., 2.600%, 12/15/36	4,169,442	4,218,125

		Specialty Chemicals — 0.1%
700,000		Ferro Corp., Cv., 6.500%, 08/15/13	354,732	357,000

		Transportation — 0.0%
850,000		Builders Transport Inc., Sub. Deb. Cv., Escrow, 6.500%, 12/31/20† (a)	0	0

		TOTAL CONVERTIBLE CORPORATE BONDS	6,376,672	6,515,875

		CORPORATE BONDS — 0.2%
		Computer Software and Services — 0.0%
100,000		Exodus Communications Inc., Sub. Deb., 5.250%, 02/15/10† (a)	2,250	2,250

		Consumer Products — 0.0%
3,600,000		Pillowtex Corp., Sub. Deb., 6.000%, 12/15/09† (a)	0	0

		Energy and Utilities — 0.2%
1,000,000		Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	680,649	627,500

		TOTAL CORPORATE BONDS	682,899	629,750

		U.S. GOVERNMENT OBLIGATIONS — 86.4%
290,186,000		U.S. Treasury Bills, 0.086% to 0.446%††, 07/02/09 to 12/31/09	290,067,580	290,083,486

		TOTAL INVESTMENTS — 116.5%	$395,293,088	390,985,483

		FORWARD FOREIGN EXCHANGE CONTRACTS — (0.1)%
		(Unrealized depreciation)		(239,915)
		Other Assets and Liabilities (Net) — (16.4)%		(54,963,156)

		NET ASSETS — 100.0%		$335,782,412

			Settlement	Unrealized
			Date	Depreciation
		FORWARD FOREIGN EXCHANGE CONTRACTS — (0.1)%
2,199,600	(d)	Deliver Australian Dollars in exchange for USD 1,532,527	09/01/09	$(239,915)

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2009, the market value of fair valued securities amounted to $113,715 or 0.03% of net assets.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the market value of Rule 144A securities amounted to $370,210 or 0.11% of net assets.

(c)	Illiquid security.

(d)	Principal amount denoted in Australian Dollars.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

CVR	Contingent Value Rights
See accompanying notes to financial statements.

The Gabelli ABC Fund
Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $395,293,088)	$390,985,483
Cash	690
Receivable for Fund shares sold	2,477,289
Dividends and interest receivable	123,034
Prepaid expenses	68,594

Total Assets	393,655,090

Liabilities:
Payable for investments purchased	56,905,249
Payable for Fund shares redeemed	507,195
Payable for investment advisory fees	136,662
Payable for distribution fees	26,204
Payable for accounting fees	3,750
Unrealized depreciation on forward foreign exchange contracts	239,915
Other accrued expenses	53,703

Total Liabilities	57,872,678

Net Assets applicable to 35,275,904 shares outstanding	$335,782,412

Net Assets Consist of:
Paid-in capital, each class at $0.001 par value	$340,332,922
Accumulated net investment income	14,443
Accumulated net realized loss on investments, swap contracts, and foreign currency transactions	(17,834)
Net unrealized depreciation on investments	(4,307,605)
Net unrealized depreciation on foreign currency translations	(239,514)

Net Assets	$335,782,412

Shares of Capital Stock:
Class AAA:
Net Asset Value, offering, and redemption price per share ($205,020,856 ÷ 21,510,395 shares outstanding; 500,000,000 shares authorized)	$9.53

Advisor Class:
Net Asset Value, offering, and redemption price per share ($130,761,556 ÷ 13,765,509 shares outstanding; 500,000,000 shares authorized)	$9.50

Statement of Operations For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $32,771)	$604,112
Interest	354,797

Total Investment Income	958,909

Expenses:
Investment advisory fees	657,202
Distribution fees – Advisor Class	117,068
Shareholder services fees	28,764
Custodian fees	26,296
Shareholder communications expenses	24,843
Registration expenses	24,075
Accounting fees	22,500
Legal and audit fees	22,125
Directors’ fees	5,682
Tax expenses	4,114
Interest expense	208
Miscellaneous expenses	14,453

Total Expenses	947,330

Less:
Advisory fee reduction on unsupervised assets	(2,706)
Custodian fee credits	(29)

Total Reductions and Credits	(2,735)

Net Expenses	944,595

Net Investment Income	14,314

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized gain on investments	1,285,901
Net realized gain on foreign currency transactions	43,961

Net realized gain on investments and foreign currency transactions	1,329,862

Net change in unrealized appreciation/depreciation on investments	8,394,888
Net change in unrealized appreciation/depreciation on swap contracts	127
Net change in unrealized appreciation/depreciation on foreign currency translations	(239,421)

Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	8,155,594

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	9,485,456

Net Increase in Net Assets Resulting from Operations	$9,499,770

See accompanying notes to financial statements.

The Gabelli ABC Fund
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment income	$14,314	$2,345,385
Net realized gain on investments, swap contracts, and foreign currency transactions	1,329,862	2,924,921
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	8,155,594	(12,712,007)

Net Increase/(Decrease) in Net Assets Resulting from Operations	9,499,770	(7,441,701)

Distributions to Shareholders:
Net investment income
Class AAA	—	(1,265,491)
Advisor Class	—	(414,228)

	—	(1,676,719)

Net realized gain
Class AAA	—	(2,247,640)
Advisor Class	—	(831,479)

	—	(3,079,119)

Total Distributions to Shareholders	—	(4,758,838)

Capital Share Transactions:
Class AAA	69,683,134	(36,121,173)
Advisor Class	77,434,368	44,217,497

Net Increase in Net Assets from Capital Share Transactions	147,117,502	8,096,324

Redemption Fees	587	714

Net Increase/(Decrease) in Net Assets	156,617,859	(4,103,501)

Net Assets:
Beginning of period	179,164,553	183,268,054

End of period (including undistributed net investment income of $14,443 and $129, respectively)	$335,782,412	$179,164,553

See accompanying notes to financial statements.

The Gabelli ABC Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

				Income										Ratios to Average Net Assets/
		from Investment Operations				Distributions								Supplemental Data
				Net
				Realized							Net					Operating		Operating
	Net Asset	Net		and	Total		Net				Asset		Net Assets,	Net		Expenses		Expenses
	Value,	Investment		Unrealized	from	Net	Realized				Value,		End of	Investment		Before		Net of		Portfolio
Period Ended	Beginning	Income		Gain (Loss) on	Investment	Investment	Gain on	Total	Redemption		End of	Total	Period	Income		Fees		Fees		Turnover
December 31	of Period	(Loss)(a)		Investments	Operations	Income	Investments	Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)		Waived		Waived(b)(c)		Rate††
Class AAA
2009(d)	$9.28	$0.00	(e)	$0.25	$0.25	—	—	—	$0.00	(e)	$9.53	2.7%	$205,021	0.10	%(f)	0.63	%(f)	0.63	%(f)	226%
2008	9.80	0.11		(0.37)	(0.26)	$(0.09)	$(0.17)	$(0.26)	0.00	(e)	9.28	(2.6)	129,687	1.11		0.64		0.64		472
2007	10.00	0.16		0.55	0.71	(0.17)	(0.74)	(0.91)	0.00	(e)	9.80	7.1	176,322	1.50		0.79		0.65		204
2006	9.85	0.30		0.88	1.18	(0.26)	(0.77)	(1.03)	0.00	(e)	10.00	12.0	154,776	2.44		1.14		0.64		190
2005	9.85	0.17		0.32	0.49	(0.15)	(0.34)	(0.49)	0.00	(e)	9.85	5.0	176,989	1.26		1.14		0.64		127
2004	9.83	0.08		0.11	0.19	(0.08)	(0.09)	(0.17)	0.00	(e)	9.85	1.9	301,255	0.83		1.15		0.61		141

Advisor Class (g)
2009(d)	$9.26	$(0.01)		$0.25	$0.24	—	—	—	$0.00	(e)	$9.50	2.6%	$130,761	(0.15	)%(f)	0.88	%(f)	0.88	%(f)	226%
2008	9.79	0.09		(0.37)	(0.28)	$(0.08)	$(0.17)	$(0.25)	0.00	(e)	9.26	(2.8)	49,478	0.92		0.89		0.89		472
2007	10.33	0.12		0.24	0.36	(0.16)	(0.74)	(0.90)	0.00	(e)	9.79	3.5	6,946	1.74	(f)	0.89	(f)	0.92	(f)	204

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, 2005, and 2004, would have been 439%, 394%, 302%, and 268%, respectively.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the years ended December 31, 2008, 2007, 2006 and 2005 would have been 0.63%, 0.63%, 0.62%, and 0.62%, respectively, for Class AAA. The expense ratios for the year ended December 31, 2008 and the period ended December 31, 2007 would have been 0.88% and 0.89%, respectively, for the Advisor Class. For the six months ended June 30, 2009, the effect of the custodian fee credits was minimal.

(c)	The Fund incurred interest expense during the years ended December 31, 2007 and 2006. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.63% and 0.61% for Class AAA, and 0.88% for the period ended December 31, 2007 for the Advisor Class. For the six months ended June 30, 2009 and the year ended December 31, 2008, the effect of interest expense was minimal.

(d)	For the six months ended June 30, 2009, unaudited.

(e)	Amount represents less than $0.005 per share.

(f)	Annualized.

(g)	Advisor Class Shares were initially offered on May 1, 2007.
See accompanying notes to financial statements.

The Gabelli ABC Fund
Notes to Financial Statements (Unaudited)
1. Organization. The Gabelli ABC Fund (the “Fund”), a series of Gabelli Investor Funds, Inc. (the “Corporation”), was organized on October 30, 1992 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993. On February 21, 2007, the Board of Directors (the “Board”) reclassified the Fund’s shares into Class AAA Shares and Advisor Class Shares and reallocated the authorized shares evenly between these Share Classes. Advisor Class Shares were first issued on May 1, 2007.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli ABC Fund
Notes to Financial Statements (Continued) (Unaudited)
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

	Valuation Inputs
	Level 1 -	Level 2 - Other Significant	Level 3 - Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Computer Software and Services	$23,800,750	—	$36,450	$23,837,200
Energy and Utilities	7,689,272	—	8,250	7,697,522
Entertainment	1,659,065	—	33,714	1,692,779
Health Care	21,307,155	—	33,000	21,340,155
Wireless Communications	8,432,615	—	50	8,432,665
Other Industries (a)	30,581,971	—	—	30,581,971

Total Common Stocks	93,470,828	—	111,464	93,582,292

Preferred Stocks	174,000	—	—	174,000

Warrants
Automotive: Parts and Accessories	49	—	—	49
Broadcasting	10	—	20	30
Consumer Products	—	—	1	1

Total Warrants	59	—	21	80

Convertible Corporate Bonds	—	$6,515,875	—	6,515,875
Corporate Bonds	—	629,750	—	629,750
U.S. Government Obligations	—	290,083,486	—	290,083,486

TOTAL INVESTMENTS IN SECURITIES	$93,644,887	$297,229,111	$111,485	$390,985,483

OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation): *
Forward Foreign Exchange Contracts	$—	$(239,915)	$—	$(239,915)

(a)	Industry classifications for these categories are detailed in the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the investment.

The Gabelli ABC Fund
Notes to Financial Statements (Continued) (Unaudited)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation†	(sales)	of Level 3	6/30/09	at 6/30/09†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Broadcasting	$0	$—	$—	$(787)	$—	$787	$0	$(787)
Computer Software and Services	36,450	—	—	—	—	—	36,450	—
Energy and Utilities	8,250	—	—	—	—	—	8,250	—
Entertainment	33,714	—	—	—	—	—	33,714	—
Food and Beverage	0	—	—	—	—	—	0	—
Healthcare	—	—	—	33,000	0	—	33,000	33,000
Metals and Mining	0	—	—	—	—	—	0	—
Telecommunications	0	—	—	—	—	—	0	—
Wireless Communications	50	—	—	—	—	—	50	—

Total Common Stocks	78,464	—	—	32,213	0	787	111,464	32,213

Preferred Stocks
Communications Equipment	0	—	—	—	—	—	0	—
Home Furnishings	0	—	—	—	—	—	0	—

Total Preferred Stocks	0	—	—	—	—	—	0	—

Warrants
Broadcasting	0	—	—	—	—	20	20	—
Consumer Products	1	—	—	—	—	—	1	—

Total Warrants	1	—	—	—	—	20	21	—

Convertible Corporate Bonds	0	—	—	—	—	—	—	—
Corporate Bonds	0	—	(4,000)	4,000	0	—	—	—

TOTAL INVESTMENTS IN SECURITIES	$78,465	$—	$(4,000)	$36,213	$0	$807	$111,485	$32,213

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
Derivative Financial Instruments.
The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.
The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

The Gabelli ABC Fund
Notes to Financial Statements (Continued) (Unaudited)
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments.
The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.
At June 30, 2009, there were no open contracts for difference swap agreements.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2009, there were no open futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The Gabelli ABC Fund
Notes to Financial Statements (Continued) (Unaudited)
At June 30, 2009, the Fund had a forward foreign exchange contract which is detailed in the Schedule of Investments.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2009, there were no open repurchase agreements.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of June 30, 2009.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal

The Gabelli ABC Fund
Notes to Financial Statements (Continued) (Unaudited)
or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary income
(inclusive of short-term capital gains)	$4,758,838

Total distributions paid	$4,758,838

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli ABC Fund
Notes to Financial Statements (Continued) (Unaudited)
The following summarizes the tax cost of investments, swap contracts, and the related unrealized appreciation/depreciation at June 30, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$396,825,133	$4,141,417	$(9,981,067)	$(5,839,650)
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $1,000 plus $250 for each Board meeting attended and each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $250 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive a $1,000 annual fee. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for the Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Advisor Class Share Plan, payment is authorized to Gabelli & Company at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2009, other than short-term securities and U.S. Government obligations, aggregated $163,580,413 and $178,541,220, respectively.
6. Transactions with Affiliates. During the six months ended June 30, 2009, the Fund paid brokerage commissions on security trades of $81,645 to Gabelli & Company.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2009, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of Fed Funds plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2009, there were no borrowings under the line of credit.
8. Capital Stock. The Fund offers Class AAA Shares and Advisor Class Shares to investors without a front-end sales charge. Class AAA Shares are available directly through the distributor or through the Fund’s transfer agent. Advisor Class Shares are available through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the distributor.

The Gabelli ABC Fund
Notes to Financial Statements (Continued) (Unaudited)
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2009 and year ended December 31, 2008 amounted to $587 and $714, respectively.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount
	Class AAA		Class AAA
Shares sold	8,666,400	$80,271,941	6,319,768	$61,917,062
Shares issued upon reinvestment of distributions	—	—	382,948	3,492,478
Shares redeemed	(1,131,083)	(10,588,807)	(10,716,067)	(101,530,713)

Net increase/(decrease)	7,535,317	$69,683,134	(4,013,351)	$(36,121,173)

	Advisor Class		Advisor Class
Shares sold	10,625,605	$98,070,737	6,231,694	$59,475,901
Shares issued upon reinvestment of distributions	—	—	84,013	764,517
Shares redeemed	(2,202,692)	(20,636,369)	(1,682,245)	(16,022,921)

Net increase	8,422,913	$77,434,368	4,633,462	$44,217,497

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan being developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli ABC Fund
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
At its meeting on February 25, 2009, the Board of Directors (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of diversified specialty funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the top third for the one, three, and five year periods. They also noted that the peer group for the Fund encompasses a broad range of funds which makes direct performance comparisons more difficult.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that substantial portions of the Fund’s portfolio transactions were executed by an affiliated broker.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that the low relative cost structure of the Fund and the low historical profitability of the Fund to the Adviser argued strongly against any concern regarding economies of scale.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of diversified specialty funds and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were at the low end of its peer group. The Independent Board Members also noted that the management fee structure was much lower than that in effect for most of the Gabelli funds.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were lower than normal and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

The Gabelli ABC Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Mary E. Hauck
Chairman and Chief	Former Senior Portfolio Manager
Executive Officer	Gabelli-O’Connor Fixed Income
GAMCO Investors, Inc.	Mutual Fund Management Co.

Anthony J. Colavita	Werner J. Roeder, MD
President	Medical Director
Anthony J. Colavita, P.C.	Lawrence Hospital

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer
KeySpan Corp.
Officers

Bruce N. Alpert	Peter D. Goldstein
President and Secretary	Chief Compliance Officer

Agnes Mullady
Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
The
Gabelli
ABC
Fund
SEMI ANNUAL REPORT
JUNE 30, 2009

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/1/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/1/09

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 9/1/09

*	Print the name and title of each signing officer under his or her signature.